UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
March 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--6.4%	Principal Amount ($)	Value ($)

Union Bank of California, N.A.
5.32%, 5/29/07	170,000,000	169,998,649
Wilmington Trust Co., DE
5.31%, 4/5/07	160,500,000	160,500,334
Total Negotiable Bank Certificates of Deposit
(cost $330,498,983)		330,498,983
Commercial Paper--77.1%

Amsterdam Funding Corp.
5.33%, 5/16/07	100,000,000 a	99,351,250
Aquinas Funding LLC
5.30%, 6/5/07	150,000,000 a	148,584,896
Atlantic Asset Securitization LLC
5.28%, 5/4/07	82,727,000 a	82,330,014
Atlantis One Funding Corp.
5.30%, 6/4/07	100,000,000 a	99,071,111
Bank of America Corp.
5.29%, 6/15/07	21,000,000	20,772,062
Barclays U.S. Funding Corp.
5.25% - 5.30%, 6/8/07 - 6/29/07	225,000,000	222,582,437
Bear Stearns Cos. Inc.
5.32%, 4/19/07	100,000,000	99,738,000
Beta Finance Inc.
5.25%, 6/15/07	100,000,000 a	98,935,417
BNP Paribas Finance Inc.
5.32%, 5/15/07	110,000,000	109,302,771
Bryant Park Funding LLC
5.29%, 5/4/07	111,000,000 a	110,466,830
Chariot Funding LLC
5.28%, 6/5/07 - 6/8/07	209,306,000 a	207,299,916
Citigroup Funding Inc.
5.31% - 5.34%, 5/4/07 - 5/11/07	200,000,000	198,884,472
Concord Minutemen Capital Co. LLC
5.30%, 7/17/07	117,103,000 a	115,291,368
Cullinan Finance Ltd.
5.31% - 5.32%, 4/3/07 - 4/25/07	44,813,000 a	44,755,701
Daimler Chrysler Revolving Auto Conduit LLC
5.30%, 6/11/07	101,649,000	100,600,519
Danske Corp., Delaware
5.32%, 4/10/07	150,000,000	149,805,750
Deutsche Bank Financial LLC
5.39%, 4/2/07	6,000,000	5,999,102
Dexia Delaware LLC
5.29%, 6/4/07	200,000,000	198,145,778
FCAR Owner Trust, Ser. I
5.30% - 5.32%, 6/11/07 - 7/10/07	104,759,000	103,634,821
FCAR Owner Trust, Ser. II

5.33%, 6/20/07	105,000,000	103,772,667
Gemini Securitization Corp., LLC
5.30%, 5/31/07	100,000,000 a	99,128,333
Goldman Sachs Group Inc.
5.29%, 5/25/07	40,000,000	39,685,900
Grampian Funding Ltd.
5.30%, 7/19/07	65,000,000 a	63,976,611
Greenwich Capital Holdings Inc.
5.30%, 7/20/07	50,000,000	49,204,028
Harrier Finance Funding Ltd.
5.31%, 6/7/07 - 6/8/07	59,666,000 a	59,081,651
ING (US) Funding LLC
5.29%, 6/6/07	75,000,000	74,282,250
K2 (USA) LLC
5.29%, 6/4/07	24,300,000 a	24,074,496
Kredietbank N.A. Finance Corp.
5.31%, 5/21/07	74,000,000	73,460,931
Lexington Parker Capital Co. LLC
5.30%, 7/17/07	18,474,000 a	18,188,199
Liquid Funding Ltd.
5.31% - 5.32%, 4/4/07 - 5/16/07	99,000,000 a	98,657,217
Morgan Stanley
5.31%, 5/4/07	100,000,000	99,521,500
Premier Asset Collateralized Entity LLC
5.31%, 6/13/07	20,000,000 a	19,787,489
Prudential Funding LLC
5.39%, 4/2/07	6,000,000	5,999,102
Santander Central Hispano Finance (Delaware) Inc.
5.34%, 4/27/07	12,000,000	11,954,933
Sigma Finance Inc.
5.31% - 5.34%, 4/2/07 - 5/16/07	199,000,000 a	198,593,464
Simba Funding Corp.
5.30%, 6/18/07	54,360,000 a	53,744,011
Societe Generale N.A. Inc.
5.30%, 6/15/07	110,000,000	108,817,500
Solitaire Funding Ltd.
5.30% - 5.31%, 5/23/07 - 6/18/07	187,603,000 a	185,618,637
Svenska Handelsbanken Inc.
5.31%, 4/19/07	152,000,000	151,601,760
Thames Asset Global Securitization No. 1 Inc.
5.30% - 5.31%, 4/5/07 - 6/14/07	70,777,000 a	70,270,316
Unicredit Delaware Inc.
5.32%, 5/9/07	88,500,000	88,015,167
Windmill Funding Corp.
5.31%, 4/2/07	50,000,000 a	49,992,722
Total Commercial Paper
(cost $3,962,981,099)		3,962,981,099
Corporate Notes--11.7%

Bank of America N.A.
5.32%, 5/25/07	25,000,000 b	25,000,000
Cullinan Finance Ltd.
5.32%, 3/27/08	200,000,000 a,b	199,980,110

Harrier Finance Funding Ltd.
5.31%, 5/18/07	150,000,000 a,b	149,998,812
Links Finance LLC
5.33%, 10/25/07	75,000,000 a,b	74,995,747
Morgan Stanley
5.36%, 4/6/07	150,000,000 b	150,000,000
Total Corporate Notes
(cost $599,974,669)		599,974,669
Promissory Note--3.4%

Goldman Sachs Group Inc.
5.58%, 4/3/07
(cost $175,000,000)	175,000,000	175,000,000
Time Deposits--1.7%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.37%, 4/2/07
(cost $86,000,000)	86,000,000	86,000,000
Total Investments (cost $5,154,454,751)	100.3%	5,154,454,751
Liabilities, Less Cash and Receivables	(.3%)	(16,047,194)
Net Assets	100.0%	5,138,407,557

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $2,372,174,318 or 46.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)